ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE (Tables)	12 Months Ended
Jun. 30, 2018
Accumulated Deficit During Development Stage [Abstract]
Schedule of accumulated deficit during development stage
	Years Ended June 30,
	2018	2017	2016

Balance at beginning of year	122,648,452	(124,875,182)	(117,145,631)
Net loss for the year	8,265,737	(7,542,076)	(7,729,551)
Reclassify expired options from contributed equity	-	2,701,644	-
Reclassify expired options from reserves	(1,331,064)	5,098,165	-
Reclassify expired options from reserves	-	1,968,997	-

Balance at end of year	129,583,125	(122,648,452)	(124,875,182)